Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Stock Options (Details)		12 Months Ended
	Jul. 08, 2019 shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Forfeited	(510,794)
Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price, Beginning balance | $ / shares		$ 2.02	$ 1.92
Weighted average exercise price, Granted | $ / shares		5.35	4.59
Weighted average exercise price, Exercised | $ / shares		1.90	1.65
Weighted average exercise price, Forfeited | $ / shares		3.53	4.65
Weighted average exercise price, Ending balance | $ / shares		2.50	2.02
Weighted average exercise price, Exercisable | $ / shares		$ 2.20	$ 1.99
Number of options outstanding, Beginning balance		9,651,085	10,091,546
Number of options, Granted		1,597,939	333,062
Number of options, Exercised		(2,067,418)	(747,523)
Number of options, Forfeited		(1,139,179)	(26,000)
Number of options outstanding, Ending balance		8,042,427	9,651,085
Number of options, Exercisable		3,666,651	3,390,310